Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization and Description of Business

1.             Organization and Description of Business

STAG Industrial, Inc. (the “Company”) is a Maryland corporation formed on July 21, 2010 that did not have any operating activity until the consummation of its initial public offering of common stock (“Offering”) and the related formation transactions (the “Formation Transactions”) on April 20, 2011.  The Company is the majority owner of the STAG Industrial Operating Partnership, L.P. (the “Operating Partnership”), which was formed on December 21, 2009. STAG Industrial GP, LLC (the “GP”), which was formed as a Delaware limited liability company on December 21, 2009, is a wholly owned subsidiary of the Company and is the sole general partner of the Operating Partnership. As of June 30, 2011, the Company owns 67.11% of the Operating Partnership.  The Company is engaged in the business of acquiring, owning, leasing and managing of real estate, consisting primarily of industrial properties located throughout the United States.  As of June 30, 2011, we owned 93 properties in 26 states with approximately 14.2 million rentable square feet, consisting of 46 warehouse/distribution properties, 26 manufacturing properties and 21 flex/office properties, and our properties were 91.0% leased to 74 tenants.  As used herein, “STAG Industrial,” “the Company,” “we,” “our” and “us” refer to STAG Industrial, Inc. and its consolidated subsidiaries and partnerships except where context otherwise requires.  The financial information contained in this report that relates to the time period commencing April 20, 2011 and ending June 30, 2011 is the Company’s financial information.

The Company’s “predecessor” for accounting purposes is STAG Predecessor Group (or “Predecessor”), which is not a legal entity, but a collection of the real estate entities that were owned by STAG Investments III, LLC prior to the Offering.  STAG Predecessor Group also was engaged in the business of owning, leasing and operating real estate consisting primarily of industrial properties located throughout the United States.   The financial information contained in this report that relates to the time periods on or prior to April 19, 2011 is the Predecessor’s financial information.

The Company filed a Prospectus dated April 15, 2011 with the Securities and Exchange Commission (“SEC”) on April 18, 2011.  On April 20, 2011, concurrent with the Offering of the common stock of the Company, the members of limited liability companies affiliated with the Company (collectively, the “Participants”) that held direct or indirect interests in their real estate properties (“Properties”) elected to take limited partnership units in the Operating Partnership (“common units”) in exchange for the contribution of their Properties to the Company. The Formation Transactions were designed to (i) continue the operations of Predecessor, (ii) enable the Company to raise the necessary capital to acquire certain other properties, repay mortgage debt relating thereto and pay other indebtedness, (iii) fund costs, capital expenditures and working capital, (iv) provide a vehicle for future acquisitions, (v) enable the Company to comply with requirements under the federal income tax laws and regulations relating to real estate investment trusts, and (vi) preserve tax advantages for certain Participants.

The operations of the Company will be carried on primarily through the Operating Partnership. It is the intent of the Company to elect the status of and qualify as a real estate investment trust (“REIT”) under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with the 2011 tax year. The Company is fully integrated, self-administered, and self-managed.

On April 20, 2011, in connection with the Offering, the following Formation Transactions were completed:

•      We issued 13,750,000 shares of our common stock for $13.00 per share.

•      We acquired certain assets and related debt of STAG Predecessor Group and of the Participants.  In exchange for such assets and related debt, STAG Predecessor Group and the Participants were issued a total of 7,590,000 common units of the Operating Partnership, with an aggregate value of approximately $98.7 million.

•      We closed a loan agreement for a secured corporate revolving credit facility (the “credit facility”) of up to $100 million with Bank of America, N.A. (“Bank of America”) as administrative agent and Merrill Lynch, Pierce, Fenner & Smith Incorporated as lead arranger.  The credit facility has an accordion feature that allows us to request an increase in the total commitments of up to $100 million to $200 million under certain circumstances.

•      The net proceeds of the Offering, together with borrowings in the amount of approximately $11.0 million under our credit facility, repaid approximately $164.7 million in certain outstanding indebtedness (including $2.5 million of direct costs associated with the obtaining and retiring of indebtedness and the termination of interest rate swaps) and $0.3 million to pay transfer taxes and other fees.

We received net proceeds from the Offering of approximately $166.3 million, reflecting the gross proceeds of approximately $178.8 million, net of underwriting fees of approximately $12.5 million. We incurred formation transaction costs and offering costs of $6.4 million.  In connection with the exercise of the underwriters’ overallotment option, on May 13, 2011, we issued an additional 2,062,500 shares of common stock at $13.00 per share, generating an additional $26.8 million of gross proceeds and $25.0 million in net proceeds after the underwriters’ discount and offering costs.  All of the shares of common stock were sold by the Company and there were no selling stockholders in the Offering.  On May 17, 2011, we used a portion of the proceeds from the exercise of the overallotment option to repay the $11.0 million outstanding under the credit facility and retained the balance for future acquisitions and other general corporate needs.

1. Organization and Description of Business

        STAG Industrial, Inc. (the "Company") was incorporated in Maryland on July 21, 2010. The Company has not had any corporate activity since its formation. The Company is the majority owner of STAG Industrial Operating Partnership, L.P. (the "Operating Partnership") which was formed on December 21, 2009. STAG Industrial GP, LLC. (the "GP"), which was formed as a Delaware limited liability company on December 21, 2009 is a wholly owned subsidiary of the Company and is the sole general partner of the Operating Partnership. The Company's predecessor business is engaged in the business of acquiring, owning, leasing and managing of real estate, consisting primarily of industrial properties located throughout the United States.

        The Company has filed a Registration Statement on Form S-11 with the Securities and Exchange Commission with respect to the initial public offering (the "Offering") of common stock. As discussed below, the Company intends to operate as a real estate investment trust ("REIT"). Concurrent with the Offering of the common stock of the Company, the Company, the Operating Partnership, together with the partners and shareholders of the affiliated partnerships and corporations of STAG Capital Partners and other parties which hold direct or indirect interests in the properties (collectively, the "Participants"), engaged in certain formation transactions (the "Formation Transactions"). The Participants received limited partnership units in the Operating Partnership pursuant to the Formation Transactions. The Formation Transactions are designed to (i) continue the operations of STAG Predecessor Group, (ii) enable the Company to raise the necessary capital to acquire interests in certain other properties, repay mortgage debt relating thereto and pay other indebtedness, (iii) fund costs, capital expenditures and working capital, (iv) provide a vehicle for future acquisitions, (v) enable the Company to comply with requirements under the federal income tax laws and regulations relating to real estate investment trusts, and (vi) preserve tax advantages for certain Participants.

        The operations of the Company will be carried on primarily through the Operating Partnership. The Company is the sole shareholder of the GP which in turn is the sole general partner of the Operating Partnership. It is the intent of the Company to elect the status of and qualify as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended. The Company is fully integrated, self-administered, and self-managed.

STAG Predecessor Group
Organization and Description of Business

1. Organization and Description of Business

        STAG Predecessor Group (the "predecessor" for accounting purposes), is not a legal entity, but a collection of 45 real estate entities and holdings of STAG Investments III, LLC. STAG Predecessor Group is engaged in the business of owning, leasing and operating real estate consisting primarily of industrial properties located throughout the United States. STAG Predecessor Group generates the majority of its revenue by entering into long-term, triple-net leases with local, regional, and national companies.

        STAG Predecessor Group is the predecessor of STAG Industrial, Inc. (the "Company"). Concurrent with an initial public offering (the "Offering") of the common stock of the Company, which is expected to be completed in 2011, the Company and a newly formed majority owned limited partnership, STAG Industrial Operating Partnership, L.P. (the "Operating Partnership"), together with the partners and shareholders of the affiliated partnerships and corporations of the Company and other parties which hold direct or indirect interests in the properties (collectively, the "Participants"), will engage in certain formation transactions (the "Formation Transactions"). The Participants will elect to take either stock in the Company, or limited partnership units in the Operating Partnership pursuant to the Formation Transactions. The Formation Transactions are designed to (i) continue the operations of STAG Predecessor Group, (ii) enable the Company to raise the necessary capital to acquire interests in certain other properties, repay mortgage debt relating thereto and pay other indebtedness, (iii) fund costs, capital expenditures and working capital, (iv) provide a vehicle for future acquisitions, (v) enable the Company to comply with requirements under the federal income tax laws and regulations relating to real estate investment trusts, and (vi) preserve tax advantages for certain Participants.

        The operations of the Company will be carried on primarily through the Operating Partnership. It is the intent of the Company to elect the status of and qualify as a REIT under the Sections 856 through 860 of the Internal Revenue Code of 1986, as amended. STAG Industrial GP, LLC, a wholly owned subsidiary of the Company, will be the sole general partner in the Operating Partnership. The Company after the completion of the Formation Transactions will be fully integrated, self-administered and self-managed.

        The properties included as part of STAG Predecessor Group were acquired in the following quarters: eleven properties during the three months ended December 31, 2006; one property during the three months ended March 31, 2007; thirteen properties during the three months ended June 30, 2007; thirteen properties during the three months ended September 30, 2007; and nineteen properties during the three months ended December 31, 2007.